         JOHN HANCOCK LIFE INSURANCE COMPANY VARIABLE ANNUITY ACCOUNT H JOHN HANCOCK LIFE INSURANCE COMPANY VARIABLE ANNUITY ACCOUNT U JOHN HANCOCK LIFE INSURANCE COMPANY VARIABLE ANNUITY ACCOUNT V

         JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY VARIABLE ACCOUNT I JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY VARIABLE ACCOUNT JF


       SUPPLEMENT DATED NOVEMBER 1, 2007 TO PROSPECTUSES DATED MAY 1, 2007

This Supplement is intended to supplement prospectuses dated May 1, 2007 that describe certain variable annuity contracts issued by John Hancock Life Insurance Company or by John Hancock Variable Life Insurance Company. The Prospectuses bear the title of one or more of the following variable annuity contracts:

         Accommodator Variable Annuity                  Patriot Variable Annuity
         Accommodator 2000 Variable Annuity             Revolution Access Variable Annuity
         Declaration Variable Annuity                   Revolution Extra Variable Annuity
         Independence Variable Annuity                  Revolution Value Variable Annuity
         Independence 2000 Variable Annuity             Revolution Value II Variable Annuity
         Independence Preferred Variable Annuity        Wealth Builder Variable Annuity

We call each of these prospectuses a "Product Prospectus."

--------------------------------------------------------------------------------
You should read this Supplement together with the Product Prospectus for the Contract you purchase, and retain both documents for future reference. If you would like another copy of the Product Prospectus, please contact our Annuities Service Office at 1-800-824-0335 to request a free copy. You may also visit our website at www.jhannuities.com.
--------------------------------------------------------------------------------

CHANGE IN OUR COMPANY RATINGS

Effective September 25, 2007, we are amending and restating the disclosure of the "General Information about Us, the Separate Account and the Funds" section of the Prospectus that discusses our financial ratings. This revision reflects a change in our Moody's rating for both John Hancock Life Insurance Company and John Hancock Variable Life Insurance Company from Aa2 (Excellent in financial strength; 3rd category of 21) to Aa1 (Excellent in financial strength; 2nd category of 21):

Our financial ratings are as follows:

         ---------------------------------------------------------------
         AAA                     Extremely strong financial security
         Standard & Poor's       characteristics; 1st category of 21

         A++                     Superior companies have a very strong
         A.M. Best               ability to meet their obligations; 1st
                                 category of 16

         AA+                     Very strong capacity to meet
         Fitch                   policyholder and contract obligations;
                                 2nd category of 24

         Aa1                     Excellent in financial strength; 2nd
         Moody's                 category of 21
         ---------------------------------------------------------------

These ratings are current as of September 25, 2007 and are subject to change. They are assigned as a measure of our ability to honor any guarantees provided by the Contract, but not specifically to our products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in the Separate Account or any Fund.






                                                           333-81103   033-82648
                                                           002-38827   033-64947
                                                           033-34813   333-84769
                                                           033-15672   333-84767
                                                           033-82646   333-81127